Share-Based Payment Arrangements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)
Statements [Line Items]
Percentage of issued and outstanding shares reserved for issuance under the Plan	10.00%
Proceeds from exercise of options		$ 70,000		$ 543,249
Unrecognized share based compensation expense related to unvested stock options granted	$ 1,824,812	$ 710,934	$ 1,061,013	1,061,013
Information about how expected volatility was determined, share options granted	Expected volatility is based on an evaluation of the historical volatility of the Company’s share prices since the Company commenced trading which is a reasonable approximation of the volatility over the expected term
Each Anniversary Date Over Three Years [Member]
Statements [Line Items]
Share based payment arrangement, Vesting right percentage	33.00%
Stock Options [Member]
Statements [Line Items]
Description of maximum term of options granted for share based payment arrangement	10
Description of vesting requirements for share based payment arrangement	vest as to 33% on each anniversary date of the date of grant
Number of months determining vested options exercisable	3 months
Weighted average share price | (per share)	$ 4.25	$ 4.54	$ 4.91
Weighted average fair value of share options granted	$ 2,061,007	$ 698,949	$ 1,597,043	1,597,043
Description of option pricing model, share options granted	Black-Scholes model
Stock Options [Member] | Each Of The Three One Year Anniversaries Of The Date Of Grant [Member]
Statements [Line Items]
Share based payment arrangement, Vesting right percentage	33.00%
Stock Options [Member] | If All Exercisable Options Were Exercised [Member]
Statements [Line Items]
Proceeds from exercise of options	$ 3,057,750	1,886,555		1,206,687
Restricted Share Units [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement	RSUs have various terms ranging from immediate vesting to vesting on either the first, second or third anniversary of the grant date, or as to 33% on each anniversary date of the grant over three years.
Information about how expected volatility was determined, share options granted	The fair value of each RSU is based on the market price of the Company’s common shares on the date of grant
Conversion basis	one
Weighted average fair value at measurement date, Other equity instruments granted	$ 528,028	1,069,042	829,976	829,976
Unrecognized share based compensation expense related to unvested other equity instruments granted	$ 277,686	$ 807,830	$ 702,373	$ 702,373